SHEARMAN & STERLING LLP

801 Pennsylvania Ave NW, Washington, DC 20004

(202) 508-8000

January 31, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Attention: Vincent DiStefano

100 F St N.E.

Washington D.C. 20549

Re:                               RSI Retirement Trust

File Nos. 2-95074, 811-04193

Post-Effective Amendment No. 28

Dear Mr. DiStefano:

On behalf of RSI Retirement Trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, and Amendment No. 30 to the Trust’s Registration Statement under the Investment Company Act of 1940.  The Amendment is being filed to respond to your comments of January 20, 2006 regarding Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A, filed on December 2, 2005, and to update financial information and make non-material changes to the Amendment.

Below, we describe the changes that we have made in response to your comments.  For your convenience, we have set forth a summary of each of your comments, followed by our response, and where appropriate, an excerpt from the Amendment, blacklined to show the changes made in response to your comment.

1.                                       Comment:  If either the Actively Managed Bond Fund or the Intermediate-Term Bond Fund (the “Bond Funds”) will be investing a significant amount of its assets (i.e., greater than 15%) in junk bonds, add disclosure to the prospectus regarding the risks of investing in junk bonds.  If either Bond Fund will invest in junk bonds, but not to a significant degree, appropriate risk disclosure should be added to the Statement of Additional Information of the Amendment.  If neither Bond Fund will be investing in junk bonds, no disclosure is needed.

Response:  Neither Bond Fund invests in or will invest in junk bonds; consequently, no disclosure regarding the risks of investing in junk bonds has been added.

2.                                       Comment:  The Trust’s prospectus currently discloses that two subadvisers use portfolio management teams to manage investments of certain funds of the Trust.  The prospectus disclosure regarding these teams should contain a description of the business experience of the past five years for the individuals on each team (up to five) with responsibility for the day-to-day management of that portfolio.

Response:  The prospectus has been revised to disclose the business experience of the relevant members of the portfolio management teams for the two subadvisers employing portfolio management teams:  Batterymarch Financial Management, Inc. and Julius Baer Investment Management LLC.

Batterymarch manages approximately 60% of the assets of the Emerging Growth Equity Fund.  The Batterymarch U.S. Investment team is responsible for the day-to-day management of the portfolio.  The five portfolio managers on the U.S. Investment team with the most significant responsibilities for the day-to-day management of the Emerging Growth Equity Fund and their backgrounds, are as follows:  Lisa A. Bozoyan, CFA, Portfolio Manager, 2003-present and Investment Specialist with Batterymarch from 2000-2003; Yu-Nien (Charles) Ko, CFA, Co-Director and Senior Portfolio Manager, U.S., 2006- present, Portfolio Manager 2003-2005, and Quantitative Analyst with Batterymarch from 2000-2003; Edward R. Miller, CFA Portfolio Manager 2004-Present, Quantitative Analyst with Batterymarch 2003-2004, President, Ed Miller Associates 2002-2003, and Portfolio Manager at Guardian Investors Services 1999-2001; Anthony C. Santosus, CFA, Portfolio Manager 2001-present and Portfolio Manager at Putnam Investments 1990-200l; and Michael D. Soares, Portfolio Manager 2003-present and Quantitative Analyst at Batterymarch 1998-2003.

JBIM manages the portfolio of the International Equity Fund.  JBIM uses a team investment approach.  Final investment decisions are made by Richard Pell, Chief Investment Officer, together with Rudolf-Riad Younes, CFA, Head of International Equity.  Mr. Pell joined JBIM in his present position in 1995.  Prior to joining JBIM, he worked in Global Portfolio Management at Bankers Trust Company from 1990 to 1995.  Mr. Younes joined JBIM in his present position in 1993.  Prior to joining JBIM, he was an Associate Director at Swiss Bank Corp. from 1991-1993.

3.                                       Comment:  Expand the prospectus discussion of the Trust’s fair value pricing policies and procedures to explain when fair value pricing will be used and describe its effects.

Response:  The Trust has revised its prospectus discussion of its fair value pricing to explain when the Trust will use fair value pricing and to explain the effect of using fair value pricing.  The revised text is shown below, blacklined to show the disclosure changes.

VALUATION OF UNITS

NAV per unit of each Investment Fund is determined by dividing the total value of the Investment Fund’s assets, less any liabilities, by the number of units of such Investment Fund outstanding.  The Trust determines the value of the assets held in each Investment Fund as of the close of trading (normally 4:00 p.m. Eastern Time).

Current market prices are used to value Fund assets except for debt securities with remaining maturities of 60 days or less, which are valued on the basis of amortized cost.  In the absence of an ascertainable market value, assets are valued at their fair market value as determined by the officers of the Trust using methods and procedures reviewed and approved by the Trustees.  Investments denominated in foreign currencies are valued in United States dollars at the prevailing rate of exchange.  Because foreign markets may trade when U.S. markets are closed, the value of securities may change while purchase or redemption is not available.

The Trust does not ordinarily declare and pay dividends on its investment income.  Income earned on assets in an Investment Fund is included in the total value of such Investment Fund’s assets.

The Trust has adopted, for each of the Investment Funds, valuation procedures for the fair value pricing of securities.  These procedures for fair value pricing will be employed, among other instances, whenever the investment adviser or subadviser believes that market quotations for a security are unreliable or not available, for securities that the investment adviser or subadviser believe have been priced incorrectly, or securities affected by an event that the investment adviser or subadviser believes with a reasonably high degree of certainty has caused the closing market price of one of the Trust’s portfolio securities to no longer reflect its value at the time of the Trust’s NAV calculation.  Under these valuation procedures for fair value pricing of securities, the valuation of a security shall be made on the basis of many factors that include the liquidity of the security, the issuer’s financial condition, the price of any recent transactions or bid/offers for such security, other analytical data, or any other factor consistent with the valuation of similar securities held by other affiliated funds.

As noted above, in the discussion of short-term trading and market timing under “Withdrawals and Exchanges — Exchanges,” without the use of fair value pricing procedures, an investor employing certain market timing strategies may be able to use differences between closing prices and market valuations of an Investment Fund’s portfolio securities to engage in arbitrage vis-a-vis an Investment Fund, especially one with international investments.  Fair value pricing may reduce or eliminate the profitability of such strategies.

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As counsel to the Trust, we represent that we are not aware of any disclosures in the Amendment that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments or would like to discuss our responses to your questions, please do not hesitate to contact me at (202) 508-8039 or Anthony A. Vertuno at (202) 508-8170.

Very truly yours,
/s/ Michael Ponder
SHEARMAN & STERLING LLP

cc:  Stephen P. Pollak, Esq.